Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
July 31, 2022

Dates Covered
Collections Period	07/01/22 - 07/31/22
Interest Accrual Period	07/15/22 - 08/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/22	752,097,651.27	37,603
Yield Supplement Overcollateralization Amount 06/30/22	18,159,597.34	0
Receivables Balance 06/30/22	770,257,248.61	37,603
Principal Payments	29,802,247.26	788
Defaulted Receivables	624,230.70	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/22	17,194,188.55	0
Pool Balance at 07/31/22	722,636,582.10	36,790

Pool Statistics	$ Amount	# of Accounts
Pool Factor	61.50%
Prepayment ABS Speed	1.53%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	7,756,320.63	329
Past Due 61-90 days	2,342,350.65	92
Past Due 91-120 days	608,850.18	23
Past Due 121+ days	0.00	0
Total	10,707,521.46	444

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	461,753.84
Aggregate Net Losses/(Gains) - July 2022	162,476.86
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.25%
Prior Net Losses/(Gains) Ratio	0.40%
Second Prior Net Losses/(Gains) Ratio	0.11%
Third Prior Net Losses Ratio/(Gains)	0.23%
Four Month Average	0.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.17%

Overcollateralization Target Amount	8,310,320.69
Actual Overcollateralization	8,310,320.69
Weighted Average Contract Rate	3.84%
Weighted Average Contract Rate, Yield Adjusted	5.15%
Weighted Average Remaining Term	50.57

Flow of Funds	$ Amount
Collections	32,635,290.54
Investment Earnings on Cash Accounts	4,909.13
Servicing Fee	(641,881.04)
Transfer to Collection Account	-
Available Funds	31,998,318.63

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	232,313.89
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,261,946.18
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,310,320.69
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,603,672.37

Total Distributions of Available Funds	31,998,318.63

Servicing Fee	641,881.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 07/15/22	743,448,528.28
Principal Paid	29,122,266.87
Note Balance @ 08/15/22	714,326,261.41

Class A-1
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-2
Note Balance @ 07/15/22	205,568,528.28
Principal Paid	29,122,266.87
Note Balance @ 08/15/22	176,446,261.41
Note Factor @ 08/15/22	45.8290074%

Class A-3
Note Balance @ 07/15/22	385,010,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	385,010,000.00
Note Factor @ 08/15/22	100.0000000%

Class A-4
Note Balance @ 07/15/22	100,230,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	100,230,000.00
Note Factor @ 08/15/22	100.0000000%

Class B
Note Balance @ 07/15/22	35,090,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	35,090,000.00
Note Factor @ 08/15/22	100.0000000%

Class C
Note Balance @ 07/15/22	17,550,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	17,550,000.00
Note Factor @ 08/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	272,379.39
Total Principal Paid	29,122,266.87
Total Paid	29,394,646.26

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	37,687.56
Principal Paid	29,122,266.87
Total Paid to A-2 Holders	29,159,954.43

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2334234
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.9571655
Total Distribution Amount	25.1905889

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0978872
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	75.6402869
Total A-2 Distribution Amount	75.7381741

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	112.01
Noteholders' Third Priority Principal Distributable Amount	602.63
Noteholders' Principal Distributable Amount	285.36

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/22	2,924,574.03
Investment Earnings	3,604.55
Investment Earnings Paid	(3,604.55)
Deposit/(Withdrawal)	-
Balance as of 08/15/22	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,904,382.67	$3,947,165.76	$3,607,534.28
Number of Extensions	182	148	128
Ratio of extensions to Beginning of Period Receivables Balance	0.64%	0.49%	0.43%